Summary of Significant Accounting Policies - Property and Equipment Useful Lives (Details)	Dec. 31, 2023
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment
Property and equipment estimated useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment
Property and equipment estimated useful life	7 years
Computer hardware and software | Minimum [Member]
Property and equipment
Property and equipment estimated useful life	3 years
Computer hardware and software | Maximum [Member]
Property and equipment
Property and equipment estimated useful life	5 years